Cover	Mar. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-53461
Entity Registrant Name	High Wire Networks, Inc.
Entity Central Index Key	0001413891
Entity Tax Identification Number	81-5055489
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	30 North Lincoln Street
Entity Address, City or Town	Batavia
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60510
City Area Code	952
Local Phone Number	974-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HWNI
Security Exchange Name	NONE
Entity Emerging Growth Company	false